Master Trust Investments - Schedule of Plan's Interest in Investment Income (Details) - EBP Salaried DPS Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Total investment income	$ 684,471
Master Trust
EBP, Master Trust [Line Items]
Total investment income	495,590 [1]
Master Trust Balances | Master Trust
EBP, Master Trust [Line Items]
Dividends on Altria Stock	106,187
Total investment income	591,239
Master Trust Balances | Master Trust | Altria Stock
EBP, Master Trust [Line Items]
Plan’s interest in investment income	140,966
Total investment income	247,000
Master Trust Balances | Master Trust | Other
EBP, Master Trust [Line Items]
Plan’s interest in investment income	275,881
Interest and dividends on other investments	68,205
Plan’s interest in Master Trust Balances | Master Trust
EBP, Master Trust [Line Items]
Total investment income	$ 495,590

[1]	Represents the Plan’s interest in investment income earned from the Master Trust, including investment income of Plan assets transferred from Master Trust A beginning on July 11, 2025 (the “Transition Date”). For further details, see Note 1. Description of the Plan - Master Trusts and Note 3. Master Trust Investments.